HANCOCK HORIZON BURKENROAD FUND (Second Prospectus Summary) | HANCOCK HORIZON BURKENROAD FUND
BURKENROAD FUND
INVESTMENT OBJECTIVE
The Burkenroad Fund (the "Fund" or "Burkenroad Fund") seeks long-term capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Class D Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		HANCOCK HORIZON BURKENROAD FUND CLASS D SHARES
Management Fees		0.95%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.79%
Less Fee Reductions and/or Expense Reimbursements		(0.13%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[1][2]	1.66%
[1]	The Total Annual Operating Expenses in this fee table, before and after fee reductions and/or expense reimbursements, include fees and expenses incurred indirectly by the Fund as a result of investment in shares of other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
[2]	Horizon Advisers (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 1.65% of the Fund's Class D Shares' average daily net assets until May 31, 2012. If at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and 1.65% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement may be terminated by: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on May 31, 2012.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year
of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
HANCOCK HORIZON BURKENROAD FUND CLASS D SHARES	169	551	958	2,095

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund seeks capital appreciation by investing primarily (at least 80% of its net assets) in common stocks and other equity securities. The Fund focuses on stocks of companies with small capitalizations (less than $2 billion) located or doing business in Alabama, Florida, Georgia, Louisiana, Mississippi and
Texas. The Adviser intends to utilize Tulane University's Burkenroad Reports as a primary source of investment research, but also employs its own fundamental research and quantitative analysis in its investment decision making.  The
BURKENROAD REPORTS (the "Reports") is an educational program on investment research in which selected students at Tulane University's A.B. Freeman School of Business participate. The program is designed to teach the students how to produce objective investment research by studying publicly-held companies located in the Deep South.  The Reports focus on companies that traditionally have not been followed by Wall Street analysts. The Reports are based on publicly available reports, company visits and meetings with top management.

The Adviser independently verifies the information contained within the Reports and considers, but does not rely exclusively on, the Reports in making investment decisions for the Fund. The Fund will regularly invest in companies other than those covered by the Burkenroad Reports, and may not own shares of all of the companies covered by the Reports. The Fund and Horizon Advisers are
NOT affiliated with Tulane University or the A.B. Freeman School of Business.
Hancock Bank licenses the name "Burkenroad" from Tulane University.  Neither
Tulane University, the A.B. Freeman School of Business nor the students, faculty and staff of Tulane University have any involvement in the investment decisions, management or operations of the Fund.

In selecting securities, the Adviser primarily considers sales and expense trends, market position, historic and expected earnings and dividends. The
Adviser will diversify the Fund's securities across industry sectors. The
Adviser continually monitors the Fund's portfolio and may sell a security when it achieves a designated price target, there is a fundamental change in the security's prospects or better investment opportunities become available.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.
These factors contribute to price volatility, which is a principal risk of investing in the Fund.

The smaller capitalization companies that the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange. The Fund is also subject to the risk that the
Adviser's particular investment style, which focuses on small capitalization stocks, may underperform other segments of the equity market or the equity market as a whole.

The Fund's concentration of investments in securities of companies located or doing business in Alabama, Louisiana, Mississippi, Florida, Georgia and Texas
subjects the Fund to economic conditions and government policies within those states.  As a result, the Fund will be more susceptible to factors that adversely affect companies located or doing business in those states than a mutual fund that does not have as great a concentration in those states.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's Class
D Shares' performance from year to year and by showing how the Fund's Class D
Shares' average annual total returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the
Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.hancockhorizonfunds.com.

Best Quarter  Worst Quarter
20.91%        (23.73)%
(06/30/03)    (12/31/08)

The performance information shown above is based on a calendar year. The Fund's performance from 1/1/11 to 3/31/11 was 10.72% .

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns HANCOCK HORIZON BURKENROAD FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS D SHARES	Fund Returns Before Taxes	20.76%	7.36%	10.81%	Dec. 31, 2001
CLASS D SHARES After Taxes on Distributions	Fund Returns After Taxes on Distributions	20.60%	7.23%	10.70%	Dec. 31, 2001
CLASS D SHARES After Taxes on Distributions and Sales	Fund Returns After Taxes on Distributions and Sale of Fund Shares	13.71%	6.35%	9.60%	Dec. 31, 2001
Russell 2000 (R) Index	Russell 2000(R) Index (reflects no deduction for fees, expenses, or taxes)	26.85%	4.47%	6.77%	Dec. 31, 2001
Lipper (R) Small-Cap Value Funds Classification	Lipper(R) Small-Cap Value Funds Classification	26.02%	3.93%	7.66%	Dec. 31, 2001